Shareholders’ equity (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 29, 2024
Class of Stock [Line Items]
Gross proceeds from initial public offering		$ 12,000,000.0
Warrants were issued			100,000	170,161		100,000
Shares issued, price per share				$ 4.75
Outstanding warrants				$ 1,200,000
Warrants exercised						164,713
Fair value of the warrants			$ 0.2
Outstanding warrants expired					2,035,275	4,778,995
Batch One Warrant [Member]
Class of Stock [Line Items]
Warrants cancelled and reissued				4,527,387
Batch One Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 1.497
Batch One Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 2.074
Batch Two Warrant [Member]
Class of Stock [Line Items]
Warrants cancelled and reissued				251,608
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 2.60
Expiry date				Jun. 30, 2027
Warrant [Member]
Class of Stock [Line Items]
Warrants exercised				164,713
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued, price per share				$ 4.00
IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued, price per share				$ 5.50
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					90,000,000		90,000,000
Common stock, par value					$ 0.0005		$ 0.0005	$ 0.0005
Common stock, shares issued					25,642,538		25,642,538
Common stock, shares outstanding					25,642,538		25,642,538
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercised				164,713
Warrants exercised, value				$ 200,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Aggregate initial public offering shares	3,000,000
Price per share	$ 4.00	$ 4.00
Gross proceeds from initial public offering	$ 12,000,000.0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					10,000,000		10,000,000
Common stock, par value					$ 0.0005		$ 0.0005	$ 0.0005
Validity period					5 years
Extended validity period					3 years
Common stock, shares issued					4,780,575		4,780,575
Common stock, shares outstanding					4,780,575		4,780,575